As filed with the Securities and Exchange Commission on April 9, 2008
                                     Investment Company Act File number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2008

ITEM 1: REPORT TO STOCKHOLDERS

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                                         600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                 (212) 830-5200
CONNECTICUT
DAILY TAX FREE
INCOME FUND, INC.
===============================================================================

Dear Shareholder:


We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended January 31, 2008.

As of January 31, 2008, the Fund had net assets of $85,823,718.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,


/S/ Michael P. Lydon


Michael P. Lydon
President





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
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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2008
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------------------
                                      Beginning Account  Ending Account Value Expenses Paid            Annualized
               Class A                 Value 08/01/07          01/31/08         During the period*   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00            $1,012.70              $5.07              1.00%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00            $1,020.16              $5.09              1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
               Class B                Beginning Account  Ending Account Value     Expenses Paid        Annualized
                                       Value 08/01/07          01/31/08         During the Period*   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00            $1,013.70              $4.06              0.80%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00            $1,021.17              $4.08              0.80%
  expenses)
---------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (August 1, 2007 through January 31, 2008), multiplied by 184/365 (to reflect the six month period).

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
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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008
===============================================================================


                                                                                                                      Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity    Current     Value              Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)   Moody's  & Poor's
---------                                                                         ----     ---------   --------   -------  --------
Put Bonds (c) (7.67%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,580,000   Puttable floating Option Tax-Exempt Receipts, Series PT-905
              Connecticut State HEFA RB (Saint Francis Hospital and
              Medical Center Issue, Series C) (d)
              Insured by FGIC                                                   03/06/08     3.73%  $  2,580,000
  4,000,000   Puerto Rico Industrial Medical & Environmental
              Pollution Control Facilitities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/08     3.95      4,000,154    P-1       A-1+
-----------                                                                                         ------------
  6,580,000   Total Put Bond                                                                           6,580,154
-----------                                                                                         ------------
Tax Exempt Commercial Paper (4.66%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   New Haven, CT - Series 2002A
              LOC Landesbank Hessen                                             03/12/08     2.82%  $  2,000,000    P-1       A-1+
  2,000,000   New Haven, CT - Series 2002A
              LOC Landesbank Hessen                                             06/10/08     2.05      2,000,000    P-1       A-1+
-----------                                                                                         ------------
  4,000,000   Total Tax Exempt Commercial Paper                                                        4,000,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (17.16%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Brookfield, CT BAN (d)                                            09/15/08     2.75%  $  4,017,254
  2,000,000   Danbury, CT BAN                                                   08/01/08     3.67      2,005,560    MIG-1     SP-1+
  2,745,000   East Lyme, CT BAN                                                 07/17/08     3.70      2,751,637    MIG-1
  2,000,000   Manchester, CT GO Temporary Notes (d)                             07/02/08     3.72      2,002,242
  2,000,000   Neshaminy, PA TRAN (d)                                            06/30/08     3.90      2,001,966
  1,950,000   Windsor, CT BAN                                                   06/26/08     3.70      1,952,245    MIG-1     SP-1+
-----------                                                                                         ------------
 14,695,000   Total Tax Exempt General Obligation Notes & Bonds                                       14,730,904
-----------                                                                                         ------------
Variable Rate Demand Instruments (e) (71.25%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   BB & T Municipal Trust Floater - Series 1002
              LOC Branch Banking & Trust Company                                11/06/23     2.38%  $  1,500,000    VMIG-1
  1,600,000   BB & T Municipal Trust Floater - Series 1004
              LOC Branch Banking & Trust Company                                01/01/25     2.38      1,600,000    VMIG-1
  2,000,000   Citigroup Global Markets ROC Trust II-R - Series 185 Commonwealth
              of Puerto Rico Public Improvement Bond of 2003-Series A
              Insured by FGIC                                                   07/01/16     4.75      2,000,000    VMIG-1
  2,545,000   Citigroup Global Markets ROC Trust II-R - Series 402
              Connecticut State HFA (Housing Mortgage Finance Program)
              Series E-2                                                        11/15/33     2.35      2,545,000    VMIG-1



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008
===============================================================================


                                                                                                                      Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity    Current     Value              Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)   Moody's  & Poor's
---------                                                                         ----     ---------   --------   -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,825,000   Citigroup Global Markets ROC Trust II-R - Series 6501
              Weston, CT                                                        07/15/22     2.26%  $  1,825,000    VMIG-1
  2,000,000   Commonwealth of Puerto Rico Public Improvement Refunding
              Bonds Series 2007 A
              Insured by FSA                                                    07/01/29     1.80      2,000,000    VMIG-1    A-1+
  2,300,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (Rand - Whitney Containerboard Limited)
              Partnership Project) - Series 1993
              LOC Bank of Montreal                                              08/01/23     2.19      2,300,000    VMIG-1    A-1+
  1,250,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) - Series 1998
              LOC Wachovia Bank, N.A.                                           06/01/18     2.27      1,250,000    P-1       A-1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated) - Series 1984
              LOC Royal Bank of Scotland                                        12/01/14     2.17        500,000              A-1+
    630,000   Connecticut State HEFA RB (Bradley Health Care Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/29     2.09        630,000    VMIG-1
  2,770,000   Connecticut State HEFA RB (Eastern Connecticut Health Network)
              - Series B
              LOC Comerica Bank                                                 07/01/34     2.22      2,770,000    VMIG-1    A-1+
  1,000,000   Connecticut State HEFA RB (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/37     2.13      1,000,000              A-1+
  1,500,000   Connecticut State HEFA RB (Greenwich Family YMCA Issue) - Series A
              LOC Bank of New York                                              07/01/35     2.17      1,500,000    VMIG-1
  3,000,000   Connecticut State HEFA RB (Hospital of Saint Raphael) - Series M
              LOC KBC Bank, N. A.                                               07/01/24     2.29      3,000,000    VMIG-1    A-1
  2,000,000   Connecticut State HEFA RB (The Hotchkiss School) - Series A       07/01/30     1.82      2,000,000    VMIG-1    A-1+
  2,910,000   Connecticut State HEFA RB (Kingswood-Oxford School Issue)-Series B
              LOC Allied Irish Bank                                             07/01/30     2.10      2,910,000    VMIG-1
  1,160,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22     2.13      1,160,000              A-1+
  1,400,000   Connecticut State HEFA RB (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35     2.12      1,400,000              A-1+
  4,000,000   Connecticut State HEFA RB (Yale University) - Series T-2          07/01/29     1.69      4,000,000    VMIG-1    A-1+
  1,000,000   Connecticut State HEFA RB (Yale University) - Series U-2          07/01/33     2.09      1,000,000    VMIG-1    A-1+
    105,000   Connecticut State HEFA RB (Yale University) - Series V-2          07/01/36     1.60        105,000    VMIG-1    A-1+



-------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

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

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity    Current     Value              Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)   Moody's  & Poor's
---------                                                                         ----     ---------   --------   -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Connecticut State HFA (Housing Mortgage Finance Program)
              - Series 2000B-3
              Insured by AMBAC Assurance Corporation                            11/15/31     2.80%  $  2,500,000    VMIG-1    A-1+
  2,000,000   Connecticut State HFA(Housing Mortgage Finance Program)-Series D-1
              Insured by AMBAC Assurance Corporation                            11/15/23     3.90      2,000,000    VMIG-1    A-1+
  2,700,000   Connecticut State Second Lien Special Tax Obligation Refunding
              Bonds - Series 2003-1 (Transportation Infrastructure Purposes)
              Insured by AMBAC Assurance Corporation                            02/01/22     3.80      2,700,000    VMIG-1    A-1+
    250,000   Connecticut State Second Lien Special Tax Obligation Refunding
              Bonds - Series 2003-2 (Transportation Infrastructure Purposes)
              Insured by AMBAC Assurance Corporation                            02/01/22     3.80        250,000    VMIG-1    A-1+
  1,980,000   J.P. Morgan Securities, Inc. Puttable Tax-Exempt Receipts
              Series 291
              State of Connecticut GO 2002 Series D
              Insured by FSA                                                    11/15/13     2.25      1,980,000              A-1+
  4,000,000   Lehman Municipal Trust Receipts Floater Trust Receipts 2007 P108W
              (Connecticut State HEFA RB (Yale University Issue) - Series Z-3   07/01/42     1.96      4,000,000              A-1
  4,895,000   Merrill Lynch Capital Services, Inc. Puttable Floating Option
              Tax-Exempt Receipts Series PA 783 (Puerto Rico Infrastructure
              Financing Authority Special Obligation Bonds, 2000 Series A)      04/01/09     2.38      4,895,000              A-1+
  1,000,000   Nashville & Davidson County, TN HEFA Board of the Metropolitan
              Government MHRB (Wedgewood Towers Project) - Series 2004A
              LOC Amsouth Bank, N.A.                                            06/01/34     2.94      1,000,000    P-1       A-1
    395,000   New Britain, CT GO -  Series 2000B
              Insured by AMBAC Assurance Corporation                            04/01/20     4.25        395,000              A-1+
    860,000   New Canaan, CT Housing Authority RB (The Village
              at Waveny Care Center Project)- Series 2002
              LOC Bank of America, N.A.                                         01/01/22     2.09        860,000              A-1+
  3,070,000   TOCs (TICs/TOCs Trust - Series 2000-1) Relating to Puerto Rico
              Infrastructure Financing Authority - Series 2000A
              LOC U.S. Government                                               04/01/27     2.23      3,070,000              A-1+
    500,000   TOCs (TICs/TOCs Trust - Series 2001-1) Relating to Puerto Rico
              Public Improvement Refunding Bonds - Series 2001
              Insured by FSA                                                    07/01/27     2.23        500,000              A-1+
-----------                                                                                          -----------
 61,145,000   Total Variable Rate Demand Instruments                                                  61,145,000
-----------                                                                                          -----------
              Total Investments (100.74%) (Cost $86,456,058+)                                        $86,456,058
              Liabilities in excess of cash and other assets (-0.74%)                                   (632,340)
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $85,823,718
                                                                                                     ===========
              +   Aggregate cost for federal income tax purposes is identical.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008
===============================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     FSA     =  Financial Security Assurance                         MHRB   =   Multi-Family Housing Revenue Bond
     FGIC    =  Financial Guaranty Insurance Company                 RB     =   Revenue Bond
     GO      =  General Obligation                                   ROC    =   Reset Option Certificates
     HEFA    =  Health and Education Facilities Authority            TICs   =   Trust Inverse Certificates
     HFA     =  Housing Finance Authority                            TOCs   =   Tender Option Certificates
     IDRB    =  Industrial Development Revenue Bond                  TRAN   =   Tax and Revenue Anticipation Notes


Breakdown of Portfolio Holdings by State:

----------------------------------------------------------------------
         State                   Value             % of Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
  Connecticut                  $63,888,938              73.90%
  Pennsylvania                   2,001,966               2.31
  Puerto Rico                   16,465,154              19.04
  Tennessee                      1,000,000               1.16
  Other                          3,100,000               3.59
----------------------------------------------------------------------
  Total                        $86,456,058             100.00%
----------------------------------------------------------------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2008
===============================================================================


ASSETS:
   Investments in securities, at amortized cost (Note 1)..................................    $    86,456,058
   Accrued interest receivable............................................................            598,484
   Prepaid expenses.......................................................................              3,496
   Other receivables......................................................................              4,609
                                                                                              ---------------
         Total assets.....................................................................         87,062,647
                                                                                              ---------------
LIABILITIES:

   Payable to affiliates*.................................................................             51,699
   Due to Custodian ......................................................................          1,035,983
   Accrued expenses.......................................................................             84,676
   Dividends payable......................................................................             63,062
   Capital gain payable...................................................................              3,509
                                                                                              ---------------
         Total liabilities................................................................          1,238,929
                                                                                              ---------------
   Net assets.............................................................................    $    85,823,718
                                                                                              ===============
SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 4)................................    $    85,816,268
   Accumulated undistributed net realized gain............................................              7,450
                                                                                              ---------------
   Net assets.............................................................................    $    85,823,718
                                                                                              ===============


Net asset value, per share (Note 4):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................        $65,087,851             65,096,088                 $1.00
Class B Shares..............................        $20,735,867             20,738,491                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

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The accompanying notes are an integral part of the financial statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED JANUARY 31, 2008
===============================================================================


INVESTMENT INCOME
Income:
  Interest...................................................................................$       2,989,230
                                                                                             -----------------
Expenses: (Note 2)
   Investment management fee.................................................................          251,882
   Administration fee........................................................................          176,317
   Shareholder servicing fee (Class A shares)................................................          122,652
   Shareholder servicing fee (JPMorgan Select shares)........................................              161
   Custodian expenses........................................................................            8,597
   Shareholder servicing and related shareholder expenses+...................................           67,203
   Legal, compliance and filing fees.........................................................           57,526
   Audit and accounting......................................................................           95,408
   Directors' fees and expenses..............................................................           10,703
   Miscellaneous.............................................................................            5,645
                                                                                             -----------------
       Total expenses........................................................................          796,094
       Less: Expenses paid indirectly........................................................           (1,596)
                                                                                             -----------------
       Net expenses..........................................................................          794,498
                                                                                             -----------------
   Net investment income.....................................................................        2,194,732

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................           29,325
                                                                                             -----------------
Increase in net assets from operations.......................................................$       2,224,057
                                                                                             =================


+ Includes class specific transfer agency expenses of $30,663, $11,277 and $41 for Class A, Class B, and JPMorgan Select shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2008 AND 2007
===============================================================================


                                                                                2008                       2007
INCREASE (DECREASE) IN NET ASSETS                                       ----------------           -----------------
Operations:
     Net investment income......................................        $      2,194,732           $       2,314,805
     Net realized gain/(loss) on investments....................                  29,325                      (1,598)
                                                                        ----------------           -----------------
     Increase in net assets from operations.....................               2,224,057                   2,313,207

Dividends to shareholders from net investment income*:
     Class A shares.............................................              (1,564,296)                 (1,380,161)
     Class B shares.............................................                (628,295)                   (622,319)
     JPMorgan Select shares.....................................                  (2,141)                   (312,325)
                                                                        ----------------           -----------------
     Total dividend to shareholders.............................              (2,194,732)                 (2,314,805)

Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                  (2,658)                    (11,885)
     Class B shares.............................................                    (851)                     (4,823)
     JPMorgan Select shares.....................................                     -0-                         (60)
                                                                        ----------------           -----------------
     Total distribution to shareholders.........................                  (3,509)                    (16,768)

Capital share transactions (Note 3):
     Class A shares.............................................               8,466,929                  (4,372,290)
     Class B shares.............................................                (700,868)                 (3,756,552)
     JPMorgan Select shares.....................................                (261,863)                (33,909,624)
                                                                        ----------------           -----------------
     Total capital share transactions...........................               7,504,198                 (42,038,466)
                                                                        ----------------           -----------------
Total increase(decrease)........................................               7,530,014                 (42,056,832)
Net assets:
     Beginning of year..........................................              78,293,704                 120,350,536
                                                                        ----------------           -----------------
     End of year................................................        $     85,823,718           $      78,293,704
                                                                        ================           =================
     Undistributed net investment income........................        $            -0-           $             -0-
                                                                        ================           =================


* Designated as exempt-interest dividends for federal income tax purposes.

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The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund. The Fund had three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The JPMorgan Select shares were liquidated on May 24, 2007. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

    d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    e) Representations and Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

1. Summary of Accounting Policies (continued)

    f) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements (with respect to Class A and JPMorgan Select shares only). For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund. Effective January 1, 2008 the annual retainer was changed to $60,000 and the annual fees payable to the Lead Independent Director, the Audit Committee Chairman and the Compliance Oversight Committee Chairman were changed to $13,800, $9,200 and $9,200, respectively.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang Services, Inc. and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B Shares of the Fund. For the year ended January 31, 2008 these fees amounted to:

                                                   Amount                %
                                                 ---------             -----
 Class A shares.............................     $  30,674             0.05%
 Class B Shares.............................        11,279             0.05%
 JPMorgan Select Shares.....................            41             0.05%
                                                 ---------
 Total Transfer Agency Fees.................     $  41,994
                                                 =========

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
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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

3. Compensating Balance arrangement and Other Transactions

Reich & Tang Asset Management LLC and the Bank of New York Mellon (the "Bank") have entered into a compensating balance arrangement, effective November 1, 2006, with the Connecticut Daily Tax Free Income Fund, Inc., which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed on the end of day balances. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On January 31, 2008, the Fund was overdrawn $1,078,040.

For the year ended January 31, 2008, the breakdown of expenses paid indirectly by the Fund were as follows:

   Custodian expenses.....................................   $    1,596
                                                             ==========
4. Capital Stock

At January 31, 2008, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
                                                     Ended                              Ended
Class A shares                                 January 31, 2008                   January 31, 2007
--------------                                 ----------------                   ----------------
Sold......................................         447,943,984                        261,598,786
Issued on reinvestment of dividends.......           1,203,246                          1,065,508
Redeemed..................................        (440,680,301)                      (267,036,584)
                                               ----------------                   ----------------
Net increase (decrease)...................           8,466,929                         (4,372,290)
                                               ================                   ================
Class B shares
--------------
Sold......................................          51,899,044                         89,428,573
Issued on reinvestment of dividends.......             636,364                            624,566
Redeemed..................................         (53,236,276)                       (93,809,691)
                                               ----------------                   ----------------
Net increase (decrease)...................            (700,868)                        (3,756,552)
                                               ================                   ================
JPMorgan Select shares
----------------------
Sold......................................              11,439                         44,752,599
Issued on reinvestment of dividends.......               2,444                            342,331
Redeemed..................................            (275,746)                       (79,004,554)
                                               ----------------                   ----------------
Net increase (decrease)...................            (261,863)                       (33,909,624)
                                               ================                   ================


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
-------------------------------------------------------------------------------

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 55% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Tax Information

The tax character of all distributions paid during the years ended January 31, 2008 and 2007 were as follows:

                                                               2008                            2007
                                                           -----------                     -----------
     Tax-exempt income...............................      $ 2,194,732                     $ 2,314,805
     Ordinary income.................................              504                             -0-
     Long-term capital gain..........................            3,005                          16,768


During the year ended January 31, 2008, the Fund utilized $18,366 of its carried forward capital losses.

At January 31, 2008, undistributed capital gains for income tax purposes amounted to $7,450.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

7. New Accounting Pronouncement

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


8. Financial Highlights


                                                                                       Years Ended January 31,
                                                                   ------------------------------------------------------------
Class A shares                                                       2008          2007         2006        2005         2004
--------------                                                     --------       -------      ------      ------       -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................  $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                   ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income........................................      0.026        0.025        0.015        0.003        0.001
    Net realized and unrealized gain (loss)
      on investments.............................................      0.000        0.000        0.000         --          0.000
                                                                   ---------     --------     --------     --------     --------
    Total from investment operations.............................      0.026        0.025        0.015        0.003        0.001
Less distributions from:
    Dividends from net investment income.........................     (0.026)      (0.025)      (0.015)      (0.003)      (0.001)
    Net realized gains on investments............................      0.000        0.000        0.000         --          0.000
                                                                   ---------     --------     --------     --------     --------
Total Distributions..............................................     (0.026)      (0.025)      (0.015)      (0.003)      (0.001)
                                                                   ---------     --------     --------     --------     --------
Net asset value, end of year.....................................  $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                   =========     ========     ========     ========     ========
Total Return.....................................................      2.61%        2.48%        1.54%        0.33%        0.15%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................  $  65,088     $ 56,603     $ 60,992     $  70,077    $  74,910
Ratios to average net assets:
  Expenses (net of fees waived) (a) .............................      1.00%        0.98%        0.93%        0.93%        0.93%
  Net investment income..........................................      2.55%        2.42%        1.51%        0.32%        0.15%
  Management & Administration fees waived........................       --          0.15%         --           --           --
  Shareholder servicing fees waived..............................       --           --           --          0.01%        0.02%
  Expenses paid indirectly.......................................      0.00%        0.00%        0.00%        0.00%        0.00%


(a)      Includes expenses paid directly, if applicable.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


8. Financial Highlights (continued)


                                                                                       Years Ended January 31,
                                                                   ------------------------------------------------------------
Class B shares                                                       2008          2007         2006        2005         2004
--------------                                                     --------       -------      ------      ------       -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................   $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                   ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income........................................      0.028        0.027        0.017        0.005        0.003
    Net realized and unrealized gain (loss)
      on investments.............................................      0.000        0.000        0.000         --          0.000
                                                                   ---------     --------     --------     --------     --------
    Total from investment operations.............................      0.028        0.027        0.017        0.005        0.003
Less distributions from:
    Dividends from net investment income.........................     (0.028)      (0.027)      (0.017)      (0.005)      (0.003)
    Net realized gains on investments............................      0.000        0.000        0.000         --          0.000
                                                                   ---------     --------     --------     --------     --------
Total Distributions..............................................     (0.028)      (0.027)      (0.017)      (0.005)      (0.003)
                                                                   ---------     --------     --------     --------     --------
Net asset value, end of year.....................................  $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                   =========     ========     ========     ========     ========
Total Return.....................................................      2.81%        2.69%        1.75%        0.52%        0.33%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................  $  20,736     $ 21,429     $ 25,192     $  25,482    $  22,735
Ratios to average net assets:
  Expenses (net of fees waived) (a) .............................      0.80%        0.78%        0.73%        0.74%        0.76%
  Net investment income..........................................      2.78%        2.62%        1.73%        0.54%        0.32%
  Management & Administration fees waived........................       --          0.15%         --           --           --
  Expenses paid indirectly.......................................      0.00%        0.00%        0.00%        0.00%        0.00%


(a)      Includes expenses paid directly, if applicable.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 CONNECTICUT DAILY TAX FREE INCOME FUND, INC
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

===============================================================================


To the Board of Directors and Shareholders of Connecticut Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 28, 2008


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//ww.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG TERM CAPITAL GAIN/TAX-EXEMPT INCOME DISTRIBUTION

On January 31, 2008, the Fund paid a long-term capital gain distribution of $0.000040872 per share. The Fund paid tax-exempt distributions in the amount of $2,194,732 during the year ended January 31, 2008.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On March 11, 2008, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent directors and Corporation counsel. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel;
(ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

     2)  The performance of the Corporation and the Manager.

The Board reviewed the investment performance of the Corporation, both on an absolute basis and as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended September 30, 2007. The Performance Peer Groups were comprised of:
(i) an  asset-based  peer group of four retail  no-load  Connecticut  tax-exempt money market funds, as classified by Lipper; (ii) a competitors class peer group, representing two other Connecticut tax free funds that are considered by the Manager to be competitors of the Corporation with similar distribution channels; and (iii) a peer group of all funds in the Lipper universe of retail and institutional Connecticut tax-exempt money market funds regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Corporation's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Board used the Corporation's performance against its Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. In reviewing the Corporation's performance, the Board and the Manager discussed the Manager's conservative style and its impact on the Corporation's performance. The Board noted that the Corporation's performance was satisfactory and, in particular, the Board noted that the Corporation's ranking against the Lipper gross performance universe was in the 2nd quintile for the one-month period, 3rd quintile for the one-, three- and five-year periods and 4th quintile for the ten-year period (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.


   3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation.

In connection with the Board's consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation against the advisory fees charged to funds in the Lipper expense peer groups ("Expense Peer Groups") and the Corporation's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Expense Peer Groups. The Expense Peer Groups were comprised of: (i) an asset-based peer group of four retail no-load Connecticut tax-exempt money market funds, as classified by Lipper; (ii) a competitors class peer group, representing two other Connecticut tax free funds that are considered by the Manager to be competitors of the Corporation with similar distribution channels; and (iii) a peer group of all retail no-load Connecticut tax-exempt money market funds in the Lipper universe (excluding outliers). The Board also considered comparative total fund expenses of each class of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Board also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

    3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation. (continued)

services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Corporations management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Expense Peer Groups. The Board noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2006. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability reports, the Board and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was not excessive.


     4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale.

With respect to the Boards' consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there were significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)  Other Factors.

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Board, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                                  Directors and Officers Information
                                                          January 31, 2008(1)
---------------------- ----------- -------------- ------------------------------------ ---------------- ------------------

---------------------  Position(s)    Term of           Principal Occupation(s)           Number of            Other
  Name, Address(2),    Held with    Office and                During Past               Portfolios in      Directorships
       and Age            Fund       Length of                  5 Years                 Fund Complex          held by
                                       Time                                              Overseen by         Director
                                     Served(3)                                            Director
---------------------- ----------- -------------- ------------------------------------ ---------------- ------------------
------------------------- -------- -------------- ------------------------------------ ---------------- ------------------
Disinterested Directors:
------------------------- -------- -------------- ------------------------------------ ---------------- ------------------
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
 Albert R. Dowden,       Director    Since 2006   Corporate Director/Trustee for       Director/Trustee Director/Trustee
 Age 66                                           Annuity & Life Re (Holdings) Ltd.,   of seven           for Annuity &
                                                  Boss Group, Ltd., Homeowners of      portfolios            Life Re
                                                  American Holding Corporation, AIM                     (Holdings) Ltd.,
                                                  Funds and CompuDyne Corporation.                         Boss Group,
                                                                                                        Ltd., Homeowners
                                                                                                           of America
                                                                                                             Holding
                                                                                                        Corporation, AIM
                                                                                                            Funds and
                                                                                                            CompuDyne
                                                                                                          Corporation.
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
 Carl Frischling,        Director    Since 2006   Partner of Kramer Levin Naftalis &   Director/Trustee  Director of AIM
 Esq.,                                            Frankel LLP (a law firm) with        of seven              Funds.
 Age 70                                           which he has been associated with    portfolios
                                                  since 1994.
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
 Edward A. Kuczmarski,   Director    Since 2006   Certified Public Accountant and      Director/Trustee  Trustee of the
 Age 58                                           Partner of Hays & Company LLP        of eleven         Empire Builder
                                                  since 1980.                          portfolios         Tax Free Bond
                                                                                                              Fund
                                                                                                         and Director of
                                                                                                           ISI Funds.
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
 William Lerner, Esq.,   Director    Since 2006   Self-employed consultant to          Director/Trustee   Director of MTM
 Age 71                                           business entities and                of seven         Technologies, Inc.
                                                  entrepreneurs for corporate          portfolios            and Coach
                                                  governance and corporate                               Industries Group,
                                                  secretarial services.                                        Inc.
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
 Dr. W. Giles Mellon,    Director    Since 1987   Professor Emeritus of Business       Director/Trustee        N/A
 Age 76                                           Administration in the Graduate       of ten portfolios
                                                  School of Management, Rutgers
                                                  University with which he has been
                                                  associated with since 1966.
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------
 James L. Schultz,       Director    Since 2006   Self-employed as a consultant.       Director/Trustee    Director of
 Age 71                                                                                of seven             Computer
                                                                                       portfolios        Research, Inc.
---------------------- ------------ ------------- ------------------------------------ ---------------- ------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                                Directors and Officers Information
                                                       January 31, 2008(1)
---------------------- ----------- -------------- ----------------------------------- ---------------- -------------------

---------------------  Position(s)    Term of          Principal Occupation(s)           Number of            Other
  Name, Address(2),    Held with    Office and               During Past               Portfolios in      Directorships
       and Age            Fund       Length of                 5 Years                 Fund Complex          held by
                                       Time                                             Overseen by          Director
                                     Served(3)                                           Director
---------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
------------------------------- -- -------------- ----------------------------------- ---------------- -------------------
Disinterested Directors (continued):
------------------------------- -- -------------- ----------------------------------- ---------------- -------------------
---------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
 Robert Straniere,      Director    Since 1987    Owner, Straniere Law Firm since     Director/Trustee Director of Sparx
 Esq., Age 66                                     1980, NYS Assemblyman from 1981 to  of ten portfolios   Japan Funds
                                                  2004. Partner, Hantor-Davidoff law
                                                  firm since May, 2006. Partner,
                                                  Gotham Global Group since June,
                                                  2005. President, NYC Hot Dog Co.,
                                                  since November, 2005. Counsel at
                                                  Fisher & Fisher from 1995 to 2006.
---------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
---------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
 Dr. Yung Wong,         Director    Since 1987    Managing Director of Abacus         Director/Trustee        N/A
 Age 69                                           Associates, an investment firm,     of ten
                                                  since 1996.                         portfolios
---------------------- ----------- -------------- ----------------------------------- ---------------- -------------------









-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                            Directors and Officers Information (continued)
                                                          January 31, 2008(1)
-------------------- ------------- -------------- ---------------------------------------- ---------------- --------------

-------------------  Position(s)      Term of             Principal Occupation(s)             Number of          Other
 Name, Address(2),    Held with     Office and                  During Past                 Portfolios in    Directorships
      and Age            Fund        Length of                    5 Years                   Fund Complex        held by
                                       Time                                                  Overseen by       Director
                                     Served(3)                                                Director
-------------------- ------------- -------------- ---------------------------------------- ---------------- --------------
-------------------------------------- --------------- ------------ ---------------------- ----------- -------------------
Interested Directors/Officers:
-------------------------------------- --------------- ------------ ---------------------- ----------- -------------------
--------------------- ------------ -------------- ---------------------------------------- ---------------- --------------
Steven W. Duff,       Director(4)   Since 1994    President and Chief Executive Officer    Director/Trustee     None
Age 54                                            of Reich & Tang Asset Management, LLC    of ten
                      President    1994 to 2007   ("RTAM, LLC"), a registered Investment   portfolios
                      and                         Advisor and Chief Investment Officer of
                      Director                    the Mutual Funds Division of RTAM,
                                                  LLC.  Associated with RTAM, LLC since
                                                  1994.  Mr. Duff is also
                                                  Director/Trustee of six other funds in
                                                  the Reich & Tang Fund Complex. Prior to
                                                  December 2007 Mr. Duff was President of
                                                  the Fund and President and
                                                  Director/Trustee of eight other funds
                                                  in the Reich & Tang Fund Complex,
                                                  Principal Executive Officer of
                                                  Delafield Fund, Inc., and President and
                                                  Chief Executive Officer of Tax Exempt
                                                  Proceeds Fund, Inc. Mr. Duff also
                                                  serves as a Director of Reich & Tang
                                                  Services, Inc. and Director, Chief
                                                  Executive Officer and President of
                                                  Reich & Tang Distributors, Inc.
--------------------- ------------ -------------- ---------------------------------------- ---------------- --------------
--------------------- ------------ -------------- ---------------------------------------- ---------------- --------------
Michael P. Lydon,     Director      Since 2007    President and Chief Executive Officer    Director/Trustee      N/A
Age 44                                            of the Mutual Funds division of RTAM,        of nine
                                                  LLC and Executive Vice President of        portfolios
                                                  RTAM, LLC.  Associated with RTAM, LLC
                                                  since January 2005.  Mr. Lydon was
                                                  Vice President at Automatic Data
                                                  Processing from July 2000 to December
                                                  2004.  Mr. Lydon is also President and
                      Vice          2005 - 2007   Director of four other funds in the
                      President                   Reich & Tang Fund Complex, President
                                                  of New York Daily Tax Free Income
                                                  Fund, Inc., Director of PAX World
                                                  Money Market Fund, Inc., Principal
                                                  Executive Officer of Delafield Fund,
                                                  Inc., and President and Chief
                                                  Executive Officer of Tax Exempt
                                                  Proceeds Fund, Inc.  Mr. Lydon also
                                                  serves as President and Chief
                                                  Executive Officer of Reich & Tang
                                                  Services, Inc.  Prior to 2007, Mr.
                                                  Lydon was Vice President of twelve
                                                  other Funds in the Reich & Tang Fund
                                                  Complex.
--------------------- ------------ -------------- ---------------------------------------- ---------------- --------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                             Directors and Officers Information (continued)
                                                           January 31, 2008(1)
--------------------- ------------ ---------------- ----------------------------------------- --------------- ------------

--------------------   Position(s)      Term of             Principal Occupation(s)             Number of         Other
 Name, Address(2),      Held with     Office and                  During Past                 Portfolios in   Directorships
      and Age             Fund         Length of                    5 Years                    Fund Complex      held by
                                    Time Served(3)                                             Overseen by      Director
                                                                                                 Director
--------------------- ------------ ---------------- ----------------------------------------- --------------- ------------
-------------------------------------- ------------ --------------- ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
--------------------- ------------ ---------------- ----------------------------------------- --------------- ------------
Christopher Brancazio,Chief          Since 2007      Vice President, Chief Compliance              N/A            N/A
Age 42                Compliance                     Officer and AML Officer of RTAM, LLC
                      Officer                        since September 2007. Mr. Brancazio is
                                                     also Chief Compliance Officer of eight
                                                     other funds in the Reich & Tang Fund
                                                     Complex.  From February 2007 to August
                                                     2007, Mr. Brancazio was a Compliance
                                                     Officer at Bank of New York Asset
                                                     Management.  From March 2002 to
                                                     February 2007 Mr. Brancazio served as
                                                     Vice President, Chief Compliance
                                                     Officer, and AML Officer of Trainer
                                                     Wortham & Co. Inc., and the Trainer
                                                     Wortham Mutual Funds.  Mr. Brancazio
                                                     also serves as Vice President, Chief
                                                     Compliance Officer and AML Officer of
                                                     Reich & Tang Services, Inc. and Reich
                                                     & Tang Distributors, Inc.
--------------------- ------------ ---------------- ----------------------------------------- --------------- ------------
--------------------- ------------ ---------------- ----------------------------------------- --------------- ------------
Richard De Sanctis,   Vice           Since 2005     Chief Operating Officer and Executive          N/A            N/A
Age 51                President                     Vice President of RTAM LLC and Reich &
                                                    Tang Services, Inc.  Associated with
                      Treasurer                     RTAM, LLC since 1990.  Mr. De Sanctis is
                      and           1992 to 2004    Vice President of eight other funds in
                      Assistant                     the Reich & Tang Fund Complex, and
                      Secretary                     serves as Executive Vice President and
                                                    Chief Financial Officer of Reich & Tang
                                                    Distributors, Inc.  Prior to December
                                                    2004, Mr. De Sanctis was Treasurer and
                                                    Assistant Secretary of eleven funds in
                                                    the Reich & Tang Fund Complex and Vice
                                                    President, Treasurer and Assistant
                                                    Secretary of Cortland Trust, Inc.
--------------------- ------------ ---------------- ----------------------------------------- --------------- ------------
--------------------- ------------ ---------------- ----------------------------------------- --------------- ------------
Christine Manna,      Secretary      Since 2007     Vice President and Secretary of RTAM,          N/A            N/A
Age 37                                              LLC. Ms. Manna is also Secretary of
                                                    eight other funds in the Reich & Tang
                                                    Complex. Ms. Manna has been associated
                                                    with RTAM, LLC and its predecessors
                                                    since June 1995. Ms. Manna is also a
                                                    Vice President of Reich & Tang Services,
                                                    Inc. and Reich & Tang Distributors, Inc.
--------------------- ------------ ---------------- ----------------------------------------- --------------- ------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

                                             Directors and Officers Information (continued)
                                                           January 31, 2008(1)
-------------------- ------------- --------------- ------------------------------------------ --------------- ------------

-------------------  Position(s)      Term of               Principal Occupation(s)             Number of         Other
 Name, Address(2),    Held with      Office and                   During Past                 Portfolios in   Directorships
      and Age            Fund        Length of                      5 Years                    Fund Complex      held by
                                   Time Served(3)                                              Overseen by      Director
                                                                                                 Director
-------------------- ------------- --------------- ------------------------------------------ --------------- ------------
-------------------------------------- ----------- ---------------- ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
-------------------- ------------- --------------- ------------------------------------------ --------------- ------------
Dana E. Messina,     Vice            Since 1989    Executive Vice President of RTAM, LLC.          N/A            N/A
Age 51               President                     Associated with RTAM, LLC since 1980.
                                                   Ms. Messina is also Vice President of
                                                   six other funds in the Reich & Tang Fund
                                                   Complex.  Ms. Messina also serves as
                                                   Executive Vice President of Reich & Tang
                                                   Distributors, Inc.
-------------------- ------------- --------------- ------------------------------------------ --------------- ------------
-------------------- ------------- --------------- ------------------------------------------ --------------- ------------
Anthony Pace,        Treasurer       Since 2004    Vice President of RTAM, LLC since               N/A            N/A
Age 42               and                           September 2004.  Mr. Pace was a Director
                     Assistant                     of a Client Service Group at GlobeOp
                     Secretary                     Financial Services, Inc. from May 2002
                                                   to August 2004 and Controller/Director
                                                   of Mutual Fund Administration for Smith
                                                   Barney Funds Management LLC and Salomon
                                                   Brothers Asset Management Inc. from 1998
                                                   to May 2002.  Mr. Pace is also Treasurer
                                                   and Assistant Secretary of eight other
                                                   funds in the Reich & Tang Fund Complex.
-------------------- ------------- --------------- ------------------------------------------ --------------- ------------
-------------------- ------------- --------------- ------------------------------------------ --------------- ------------
Robert Rickard,      Vice            Since 2007    Senior Vice President of RTAM LLC.              N/A            N/A
Age 38               President                     Associated with RTAM, LLC since December
                                                   1991. Mr. Rickard is also Vice President
                                                   of eight other funds in the Reich & Tang
                                                   Fund Complex.
-------------------- ------------- --------------- ------------------------------------------ --------------- ------------


(1) The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------





------------------------------------------------------
This report is submitted for the general information          CONNECTICUT
of the shareholders of the Fund. It is not                    DAILY
authorized for distribution to prospective investors          TAX FREE
in the Fund unless preceded or accompanied by an              INCOME
effective prospectus, which includes information              FUND, INC.
regarding the Fund's objectives and policies,
experience of its management, marketability of
shares, and other information.
------------------------------------------------------





Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent                                Annual Report
     Reich & Tang Services, Inc.                          January 31, 2008
     600 Fifth Avenue
     New York, New York 10020


Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020


CT1/08A


-------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2008                      FYE 1/31/2007

4(a)     Audit Fees                 $31,000                            $29,000
4(b)     Audit Related Fees         $     0                            $     0
4(c)     Tax Fees                   $ 4,000                            $ 3,750
4(d)     All Other Fees             $     0                            $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2008. $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2007.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

     (a)(1) Code of Ethics.

     (a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

     (a)(3) Not applicable.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Christine Manna
                              Christine Manna, Secretary
Date: April 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: April 9, 2008

By (Signature and Title)* /s/ Anthony Pace
                              Anthony Pace, Treasurer
Date: April 9, 2008

* Print the name and title of each signing officer under his or her signature.